UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT COMPANY

Investment Company Act file number:    811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue

New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
CLOSED-END FUNDS	86.2%
COMMODITIES	3.9%
Sprott Physical Gold and Silver Trust (Canada)(a)		954,724	$12,621,451
Sprott Physical Platinum & Palladium Trust (Canada)(a)		184,373	1,572,702

			14,194,153

COVERED CALL	9.6%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund		121,835	1,547,305
BlackRock Enhanced Capital and Income Fund		90,448	1,424,556
BlackRock Enhanced Dividend Achievers Trust		199,604	1,742,543
Eaton Vance Tax-Managed Buy-Write Income Fund		187,047	2,916,063
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		405,280	6,034,619
Eaton Vance Tax-Managed Diversified Equity Income Fund		381,739	4,416,720
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		427,959	4,942,926
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		1,019,625	9,298,980
Nuveen S&P 500 Buy-Write Income Fund		176,739	2,354,164

			34,677,876

EMERGING MARKETS EQUITY	3.9%
JPMorgan Emerging Markets Investment Trust PLC (GBP) (United Kingdom)(b)		135,878	1,624,933
Templeton Emerging Markets Fund		379,726	6,181,939
Templeton Emerging Markets Investment Trust PLC (GBP) (United Kingdom)(b)		590,332	6,162,626

			13,969,498

ENERGY/ RESOURCES	0.3%
Adams Natural Resources Fund		62,177	1,134,108

EQUITY TAX—ADVANTAGED	7.4%
Eaton Vance Tax-Advantaged Dividend Income Fund		362,945	7,948,495
Eaton Vance Tax-Advantaged Global Dividend Income Fund		234,227	3,913,933
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		27,282	682,323
Gabelli Dividend & Income Trust		308,230	6,811,883
John Hancock Tax-Advantaged Dividend Income Fund		211,475	4,584,778
Nuveen Tax-Advantaged Dividend Growth Fund		104,483	1,710,387
Nuveen Tax-Advantaged Total Return Strategy Fund		72,208	939,426

			26,591,225

		Number of Shares	Value
FINANCIAL	4.1%
Financial Select Sector SPDR Fund		406,681	$11,212,195
John Hancock Bank and Thrift Opportunity Fund		96,969	3,718,761

			14,930,956

GLOBAL EQUITY	3.2%
Altaba(a)		26,279	1,945,697
Blackrock Science & Technology Trust		104,829	3,153,256
Fidelity European Values PLC (GBP) (United Kingdom)(b)		981,495	2,887,327
Henderson EuroTrust PLC (GBP) (United Kingdom)(b)		130,824	1,991,197
Japan Smaller Capitalization Fund		140,444	1,726,057

			11,703,534

GLOBAL HYBRID (GROWTH & INCOME)	0.4%
LMP Capital and Income Fund		111,359	1,405,351

HEALTH/BIOTECH	3.6%
Gabelli Healthcare and WellnessRx Trust		302,508	2,873,826
Tekla Healthcare Investors		125,179	2,695,104
Tekla Healthcare Opportunities Fund		164,759	2,715,228
Tekla Life Sciences Investors		146,796	2,821,419
Tekla World Healthcare Fund		153,649	1,971,317

			13,076,894

INVESTMENT GRADE	0.9%
PIMCO Corporate and Income Opportunity Fund		192,244	3,252,769

LIMITED DURATION	0.4%
Eaton Vance Limited Duration Income Fund		50,536	657,979
Franklin Templeton Limited Duration Income Trust		56,267	628,502

			1,286,481

MASTER LIMITED PARTNERSHIPS	10.6%
Fiduciary/Claymore MLP Opportunity Fund		50,497	533,248
First Trust Energy Income and Growth Fund		573,609	12,475,996
First Trust MLP and Energy Income Fund		188,316	2,306,871
First Trust New Opportunities MLP & Energy Fund		354,379	3,476,458
Kayne Anderson Energy Total Return Fund		220,807	1,898,940
Kayne Anderson MLP Investment Company		428,279	7,053,755
Neuberger Berman MLP Income Fund		518,279	4,229,157
Tortoise Energy Infrastructure Corp.		163,755	4,098,788
Tortoise MLP Fund		130,272	2,080,444

			38,153,657

		Number of Shares	Value
MULTI-SECTOR	11.8%
AllianzGI Convertible & Income Fund II		85,890	$511,045
PIMCO Dynamic Credit Income Fund		463,005	10,593,554
PIMCO Dynamic Income Fund		304,888	9,402,746
PIMCO High Income Fund		729,413	5,528,951
PIMCO Income Opportunity Fund		322,369	8,436,397
PIMCO Income Strategy Fund II		792,970	8,270,677

			42,743,370

MUNICIPAL	10.6%
BlackRock Investment Quality Municipal Trust		78,955	1,084,052
BlackRock Municipal Bond Trust		57,896	828,492
BlackRock Municipal Income Investment Quality Trust		29,605	412,398
BlackRock MuniEnhanced Fund		124,953	1,328,250
BlackRock MuniHoldings Fund		30,970	471,363
BlackRock MuniHoldings Investment Quality Fund		71,785	938,230
BlackRock MuniHoldings Quality Fund		44,619	558,630
BlackRock MuniHoldings Quality Fund II		29,060	355,985
BlackRock MuniVest Fund		124,512	1,103,176
BlackRock MuniYield Fund		63,030	842,711
BlackRock MuniYield Quality Fund		78,463	1,103,974
BlackRock MuniYield Quality Fund II		76,310	924,877
BlackRock MuniYield Quality Fund III		86,853	1,097,822
BlackRock Strategic Municipal Trust		45,071	569,698
Eaton Vance Municipal Income Trust		135,256	1,583,848
Invesco Municipal Trust		100,865	1,179,112
Nuveen AMT-Free Quality Municipal Income Fund		196,590	2,555,670
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund		216,575	3,142,503
Nuveen Enhanced Municipal Value Fund		108,368	1,445,629
Nuveen Municipal Credit Income Fund		484,957	6,857,292
Nuveen Municipal Value Fund		393,702	3,728,358
Nuveen Quality Municipal Income Fund		191,972	2,522,512
PIMCO Municipal Income Fund		87,890	1,101,262
Pioneer Municipal High Income Trust		27,493	309,296
Putnam Managed Municipal Income Trust		221,133	1,578,890
Western Asset Municipal Partners Fund		49,131	704,047

			38,328,077

PREFERRED	1.9%
Flaherty & Crumrine Preferred Securities Income Fund		24,681	468,939
John Hancock Preferred Income Fund III		39,783	701,374
Nuveen Preferred & Income Term Fund		81,610	1,934,973
Nuveen Preferred Income Opportunities Fund		391,950	3,923,420

			7,028,706

		Number of Shares	Value
REAL ESTATE	2.3%
CBRE Clarion Global Real Estate Income Fund		202,767	$1,482,227
Neuberger Berman Real Estate Securities Income Fund		826,879	3,944,213
Nuveen Real Estate Income Fund		309,274	3,012,328

			8,438,768

SENIOR LOAN	0.9%
Invesco Dynamic Credit Opportunities Fund		76,271	894,659
Nuveen Credit Strategies Income Fund		300,578	2,386,589

			3,281,248

U.S. GENERAL EQUITY	5.6%
Consumer Staples Select Sector SPDR Fund		34,799	1,831,472
Gabelli Equity Trust		1,186,604	7,262,017
Liberty All-Star Equity Fund		271,725	1,665,674
Nuveen Core Equity Alpha Fund		146,075	2,131,234
Royce Value Trust		178,279	2,774,021
Source Capital		62,642	2,499,103
Tri-Continental Corp.		74,285	1,954,438

			20,117,959

U.S. HYBRID (GROWTH & INCOME)	2.1%
Calamos Strategic Total Return Fund		160,126	1,894,291
Delaware Investments Dividend & Income Fund		115,868	1,222,407
Guggenheim Strategic Opportunities Fund		220,995	4,486,199

			7,602,897

UTILITY	2.7%
Reaves Utility Income Fund		350,336	9,889,985

TOTAL CLOSED-END FUNDS (Identified cost—$322,064,416)			311,807,512

EXCHANGE-TRADED FUNDS	12.3%
COMMODITIES	1.0%
SPDR Gold Shares ETF(a)		28,744	3,615,708

EMERGING MARKETS EQUITY	2.1%
iShares MSCI Emerging Markets ETF		152,270	7,351,596

		Number of Shares	Value
FINANCIAL	1.5%
iShares MSCI Europe Financials ETF		133,163	$3,076,065
SPDR S&P Bank ETF		48,759	2,335,069

			5,411,134

HEALTH/BIOTECH	0.9%
iShares Nasdaq Biotechnology ETF		31,422	3,353,984

U.S. GENERAL EQUITY	6.8%
Consumer Discretionary Select Sector SPDR ETF		66,681	6,754,118
SPDR S&P 500 ETF Trust		47,124	12,400,681
Vanguard S&P 500 ETF Trust		22,636	5,479,723

			24,634,522

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$43,828,290)			44,366,944

SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(c)		6,385,902	6,385,902

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,385,902)			6,385,902

TOTAL INVESTMENTS IIN SECURITIES (Identified cost—$372,278,608)	100.3%		362,560,358
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)		(911,221)

NET ASSETS (Equivalent to $13.29 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$361,649,137

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Non-income producing security.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 3.5% of the net assets of the Fund, of which 3.5% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)	Rate quoted represents the annualized seven-day yield of the fund.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s Schedule of Investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee,

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $11,041,150 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 29, 2018.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds
Emerging Markets Equity	$13,969,498	$6,181,939	$7,787,559	$—

Global Equity	11,703,534	6,825,010	4,878,524	—

Other Closed-End Funds	286,134,480	286,134,480	—	—

Exchange-Traded Funds	44,366,944	44,366,944	—	—

Short-Term Investments	6,385,902	—	6,385,902	—

Total Investments in Securities(a)	$362,560,358	$343,508,373	$19,051,985	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018